UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04570

Name of Registrant: Vanguard New York Tax-Free Funds

Address of Registrant:
P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Item 1: Schedule of Investments

Vanguard New York Municipal Money Market Fund

Schedule of Investments (unaudited)

As of February 28, 2019

		Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.0%)
New York (99.0%)
	Albany NY Industrial Development Agency Civic Facility Revenue (CHF Holland Suites LLC Project) VRDO	1.760%	3/7/19	LOC	7,875	7,875
	Bellmore NY Union Free School District BAN	3.000%	6/28/19		11,965	12,010
1	BlackRock MuniYield New York Quality Fund, Inc. VRDP VRDO	1.860%	3/7/19	LOC	130,000	130,000
	Columbia County NY Capital Resource Corp. Civic Facility Revenue (Columbia Memorial Hospital Project) VRDO	1.790%	3/7/19	LOC	2,500	2,500
	Columbia County NY Industrial Development Agency Civic Facility Revenue (Columbia Memorial Hospital Project) VRDO	1.790%	3/7/19	LOC	3,570	3,570
	Connetquot NY Central School District of Islip GO	3.000%	6/27/19		15,600	15,655
	Delaware Valley NY Industrial Development Authority Revenue (Delaware Valley Hospital) VRDO	1.790%	3/7/19	LOC	2,350	2,350
	East Irondequoit NY Central School District BAN	2.750%	6/28/19		6,500	6,513
	East Meadow NY Union Free School District BAN	2.500%	3/1/19		500	500
	East Meadow NY Union Free School District BAN	3.000%	2/28/20		10,000	10,113
1	Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project) TOB VRDO	1.760%	3/7/19		6,665	6,665
	Franklin County NY Civic Development Corp. Revenue VRDO	1.790%	3/7/19	LOC	4,800	4,800
	Geneva NY Industrial Development Agency Civic Facility Revenue (Colleges of the Seneca Project) VRDO	1.770%	3/7/19	LOC	15,290	15,290
	Goshen NY Central School District BAN	3.000%	12/6/19		20,087	20,223
	Hampton Bays NY Union Free School District BAN	3.000%	6/19/19		5,587	5,603
	Hampton Bays NY Union Free School District BAN	3.000%	6/20/19		6,200	6,218
	Hauppauge NY Union Free School District TAN	3.000%	6/21/19		12,200	12,242
	Herricks NY Union Free School District TAN	3.000%	6/21/19		3,000	3,009
	Huntington NY Union Free School District TAN	3.000%	6/21/19		16,000	16,049
	Island Trees NY Union Free School District BAN	3.000%	5/31/19		16,500	16,549
	Islip Union Free School District TAN	3.000%	6/21/19		19,000	19,060
	Jefferson NY BAN	3.000%	11/1/19		6,500	6,539
	Kenmore-Tonawanda NY Union Free School District BAN	3.000%	6/13/19		12,373	12,415
	Lindenhurst NY Union Free School District BAN	2.750%	6/26/19		6,000	6,014
	Longwood NY Central School District Suffolk County GO	3.000%	6/21/19		10,000	10,036
	Mechanicville NY School District BAN	3.000%	6/21/19		11,660	11,702
	Metropolitan Transportation Authority NY Revenue VRDO	1.710%	3/7/19	LOC	11,468	11,467

	Metropolitan Transportation Authority NY Revenue VRDO	1.730%	3/7/19	LOC	7,500	7,500
	Middle Country Central NY School District At Centereach GO	3.000%	6/25/19		10,000	10,037
	Monroe County NY Industrial Development Agency Civic Facility Revenue (Nazareth College) VRDO	1.750%	3/7/19	LOC	6,630	6,630
1	Monroe County NY Industrial Development Corp. Revenue (University of Rochester) TOB VRDO	1.770%	3/7/19		4,350	4,350
1	Nassau County NY GO TOB VRDO	1.770%	3/7/19	LOC	5,000	5,000
	Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	1.720%	3/7/19		23,905	23,905
	Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	1.730%	3/7/19		10,975	10,975
	Nassau County NY Interim Finance Authority VRDO	1.730%	3/7/19		34,155	34,155
	New Rochelle NY BAN	2.500%	3/1/19		8,152	8,152
	New Rochelle NY BAN	3.000%	2/26/20		15,531	15,708
	New Rochelle NY City School District BAN	3.000%	7/12/19		25,000	25,110
1	New York City Housing Development Corp. Revenue TOB VRDO	1.770%	3/7/19		7,500	7,500
	New York City NY Capital Resources Corp. Revenue (Loan Enhanced Assistance Program) VRDO	1.750%	3/7/19	LOC	3,180	3,180
	New York City NY Capital Resources Corp. Revenue (Loan Enhanced Assistance Program) VRDO	1.750%	3/7/19	LOC	20,375	20,375
	New York City NY GO PUT	1.740%	3/7/19	LOC	6,195	6,195
1,2	New York City NY GO TOB PUT	1.870%	4/18/19		4,860	4,860
1	New York City NY GO TOB VRDO	1.750%	3/1/19	LOC	69,800	69,800
	New York City NY GO VRDO	1.720%	3/1/19		4,000	4,000
	New York City NY GO VRDO	1.750%	3/1/19	LOC	6,380	6,380
	New York City NY GO VRDO	1.750%	3/1/19	LOC	2,305	2,305
	New York City NY GO VRDO	1.750%	3/1/19		4,825	4,825
	New York City NY GO VRDO	1.720%	3/7/19	LOC	6,515	6,515
	New York City NY GO VRDO	1.720%	3/7/19	LOC	10,500	10,500
	New York City NY GO VRDO	1.730%	3/7/19	LOC	39,550	39,550
	New York City NY GO VRDO	1.730%	3/7/19	LOC	5,440	5,440
	New York City NY GO VRDO	1.740%	3/7/19		8,000	8,000
	New York City NY GO VRDO	1.740%	3/7/19	LOC	1,345	1,345
	New York City NY Health & Hospital Corp. Revenue (Health System) VRDO	1.710%	3/7/19	LOC	1,110	1,110
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (201 Pearl Street) VRDO	1.750%	3/8/19	LOC	15,895	15,895
1	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	1.770%	3/7/19		7,500	7,500
1	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	1.770%	3/7/19		7,500	7,500
1	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	1.770%	3/7/19		3,800	3,800
1	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	1.770%	3/7/19		14,455	14,455
1	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	1.790%	3/7/19		6,665	6,665

	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (941 Hoe Avenue Apartments) VRDO	1.800%	3/8/19	LOC	6,660	6,660
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Aldus Street Apartments) VRDO	1.800%	3/8/19	LOC	8,100	8,100
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Bruckner by the Bridge) VRDO	1.750%	3/7/19	LOC	6,725	6,725
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Elliot Chelsea Development) VRDO	1.740%	3/7/19	LOC	100	100
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Villa Avenue Apartments) VRDO	1.800%	3/8/19	LOC	5,990	5,990
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street Development) VRDO	1.730%	3/7/19	LOC	12,700	12,700
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street Development) VRDO	1.790%	3/7/19	LOC	15,100	15,100
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Ocean Gate Development) VRDO	1.800%	3/7/19	LOC	8,445	8,445
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Rivereast Apartments) VRDO	1.800%	3/7/19	LOC	24,525	24,525
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Charter Properties) VRDO	1.750%	3/8/19	LOC	14,300	14,300
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (The Balton) VRDO	1.720%	3/7/19	LOC	5,300	5,300
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue VRDO	1.730%	3/7/19		39,900	39,900
	New York City NY Housing Finance Agency Revenue (Parkledge Apartments) VRDO	1.820%	3/7/19	LOC	25,685	25,685
	New York City NY Industrial Development Agency Civic Facility Revenue (New York Congregational Nursing Center Project) VRDO	1.790%	3/7/19	LOC	1,645	1,645
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB PUT	1.770%	3/7/19	LOC	70,000	70,000
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.750%	3/1/19	LOC	33,000	33,000
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.750%	3/1/19	LOC	7,500	7,500
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.770%	3/7/19		3,000	3,000
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.770%	3/7/19		7,400	7,400

	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.740%	3/7/19		15,675	15,675
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.740%	3/7/19		17,785	17,785
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.750%	3/7/19		51,225	51,225
1	New York City NY Sales Tax Asset Receivable Corp. Revenue TOB VRDO	1.770%	3/7/19		5,250	5,250
1	New York City NY Sales Tax Asset Receivable Corp. Revenue TOB VRDO	1.770%	3/7/19		3,335	3,335
1	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.760%	3/7/19		5,915	5,915
1	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.760%	3/7/19		680	680
1	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.760%	3/7/19		16,275	16,275
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.760%	3/7/19		13,500	13,500
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.770%	3/7/19	LOC	11,800	11,800
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.770%	3/7/19		6,300	6,300
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.770%	3/7/19		2,890	2,890
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.770%	3/7/19		5,000	5,000
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.770%	3/7/19		7,500	7,500
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.730%	3/1/19		1,060	1,060
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.730%	3/1/19		2,700	2,700
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.750%	3/7/19	LOC	4,545	4,545
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.760%	3/7/19	LOC	5,675	5,675
1	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.760%	3/7/19		18,100	18,100
	New York City NY Transitional Finance Authority Recovery Revenue VRDO	1.770%	3/7/19		9,820	9,820
	New York City NY Transitional Finance Authority Revenue VRDO	1.740%	3/7/19		7,900	7,900
2	New York City NY Trust for Cultural Resources Revenue (American Museum of Natural History) PUT, SIFMA Municipal Swap Index Yield + 0.000%	1.740%	10/11/19		6,000	6,000
2	New York City NY Trust for Cultural Resources Revenue (American Museum of Natural History) PUT, SIFMA Municipal Swap Index Yield + 0.020%	1.760%	7/9/19		17,245	17,245
	New York City NY Trust for Cultural Resources Revenue (The Metropolitan Museum of Art) VRDO	1.680%	3/7/19		30,200	30,200

	New York City NY Trust for Cultural Resources Revenue (The Metropolitan Museum of Art) VRDO	1.680%	3/7/19		22,590	22,590
1	New York City NY Trust for Cultural Resources Revenue (Wildlife Conservation Society) TOB VRDO	1.770%	3/7/19		5,335	5,335
1	New York City Transitional Finance Authority Building Aid Revenue TOB VRDO	1.760%	3/7/19		4,000	4,000
1	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.760%	3/7/19		8,760	8,760
1	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.770%	3/7/19		6,000	6,000
	New York City Transitional Finance Authority Future Tax Secured Revenue VRDO	1.740%	3/7/19	LOC	18,950	18,950
1	New York Liberty Development Corp. Revenue (7 World Trade Center Project) TOB VRDO	1.890%	3/7/19		8,000	8,000
1	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project) TOB VRDO	1.770%	3/7/19		29,000	29,000
	New York Liberty Development Corp. Revenue (Greenwich LLC) VRDO	1.790%	3/7/19	LOC	10,000	10,000
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	1.770%	3/7/19		7,130	7,130
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	1.770%	3/7/19		5,350	5,350
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	1.770%	3/7/19		3,330	3,330
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	1.720%	3/7/19	LOC	43,425	43,425
1	New York Metropolitan Transportation Authority Revenue TOB VRDO	1.760%	3/7/19		11,000	11,000
1	New York Metropolitan Transportation Authority Revenue TOB VRDO	1.770%	3/7/19	LOC	35,000	35,000
	New York Metropolitan Transportation Authority Revenue VRDO	1.720%	3/1/19	LOC	62,275	62,275
	New York Metropolitan Transportation Authority Revenue VRDO	1.720%	3/1/19	LOC	10,925	10,925
	New York Metropolitan Transportation Authority Revenue VRDO	1.730%	3/7/19	LOC	9,620	9,620
	New York Metropolitan Transportation Authority Revenue VRDO	1.730%	3/7/19	LOC	19,211	19,210
1	New York NY GO TOB VRDO	1.770%	3/7/19	LOC	13,000	13,000
1	New York NY GO TOB VRDO	1.770%	3/7/19		6,665	6,665
1	New York NY GO TOB VRDO	1.770%	3/7/19	LOC	5,000	5,000
	New York Housing Finance Authority (23rd Chelsea Associates LLC) VRDO	1.820%	3/7/19	LOC	10,000	10,000
	New York State Dormitory Authority Revenue (Blythedale Children’s Hospital) VRDO	1.730%	3/7/19	LOC	20,285	20,285
	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group) VRDO	1.770%	3/7/19	LOC	1,880	1,880
	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group) VRDO	1.770%	3/7/19	LOC	8,500	8,500
	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group) VRDO	1.780%	3/7/19	LOC	3,915	3,915

	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group) VRDO	1.780%	3/8/19	LOC	8,770	8,770
	New York State Dormitory Authority Revenue (City University System) VRDO	1.740%	3/7/19	LOC	25,180	25,180
	New York State Dormitory Authority Revenue (Columbia University) VRDO	1.500%	3/7/19		10,000	10,000
	New York State Dormitory Authority Revenue (Cornell University) CP	2.000%	5/21/19		17,000	17,000
1	New York State Dormitory Authority Revenue (Cornell University) TOB VRDO	1.770%	3/7/19		15,000	15,000
	New York State Dormitory Authority Revenue (Cornell University) VRDO	1.630%	3/7/19		14,400	14,400
	New York State Dormitory Authority Revenue (Cornell University) VRDO	1.630%	3/7/19		4,720	4,720
	New York State Dormitory Authority Revenue (Fordham University) VRDO	1.690%	3/7/19	LOC	6,310	6,310
1	New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center) TOB VRDO	1.760%	3/7/19		7,860	7,860
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement) VRDO	1.730%	3/7/19	LOC	4,250	4,250
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement) VRDO	1.730%	3/7/19	LOC	33,780	33,780
1,2	New York State Dormitory Authority Revenue (New York University) TOB PUT	1.870%	5/23/19		4,400	4,400
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.770%	3/7/19		7,500	7,500
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.770%	3/7/19		14,675	14,675
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.770%	3/7/19		6,250	6,250
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.770%	3/7/19		6,000	6,000
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.770%	3/7/19		4,000	4,000
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.770%	3/7/19		5,000	5,000
	New York State Dormitory Authority Revenue (Rockefeller University) VRDO	1.750%	3/7/19		13,400	13,400
	New York State Dormitory Authority Revenue (Royal Charter Properties) VRDO	1.750%	3/8/19	LOC	14,250	14,250
	New York State Dormitory Authority Revenue (University of Rochester) VRDO	1.720%	3/1/19	LOC	600	600
1	New York State Dormitory Authority Revenue TOB VRDO	1.760%	3/7/19		7,500	7,500
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/19		3,500	3,504
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.760%	3/7/19		12,100	12,100
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.760%	3/7/19		7,845	7,845
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.760%	3/7/19		15,600	15,600

1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.760%	3/7/19		11,250	11,250
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.760%	3/7/19		23,000	23,000
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.770%	3/7/19		17,370	17,370
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.770%	3/7/19		7,500	7,500
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.770%	3/7/19		11,200	11,200
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.770%	3/7/19		3,365	3,365
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.770%	3/7/19		16,265	16,265
1	New York State Dormitory Authority TOB VRDO	1.760%	3/7/19		6,185	6,185
1	New York State Dormitory Authority TOB VRDO	1.770%	3/7/19		7,000	7,000
	New York State Environmental Facilities Corp. Revenue (Waste Management Inc.) VRDO	1.800%	3/7/19	LOC	17,400	17,400
	New York State Housing Finance Agency Housing Revenue (10 Barclay Street) VRDO	1.740%	3/8/19	LOC	18,000	18,000
	New York State Housing Finance Agency Housing Revenue (100 Maiden Lane) VRDO	1.750%	3/8/19	LOC	19,300	19,300
	New York State Housing Finance Agency Housing Revenue (600 W 42nd Street) VRDO	1.780%	3/8/19	LOC	11,000	11,000
	New York State Housing Finance Agency Housing Revenue (600 W 42nd Street) VRDO	1.800%	3/8/19	LOC	15,000	15,000
	New York State Housing Finance Agency Housing Revenue (606 W 57th Street) VRDO	1.720%	3/7/19	LOC	3,850	3,850
	New York State Housing Finance Agency Housing Revenue (8 East 102nd Street) VRDO	1.730%	3/7/19	LOC	16,100	16,100
	New York State Housing Finance Agency Housing Revenue (Chelsea Apartments) VRDO	1.840%	3/8/19	LOC	74,950	74,950
	New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	1.730%	3/7/19	LOC	18,405	18,405
	New York State Housing Finance Agency Housing Revenue (Dock Street Rental LLC) VRDO	1.740%	3/7/19	LOC	2,850	2,850
	New York State Housing Finance Agency Housing Revenue (Dock Street) VRDO	1.740%	3/7/19	LOC	15,805	15,805
	New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	1.740%	3/8/19	LOC	19,800	19,800
	New York State Housing Finance Agency Housing Revenue (West 23rd Street) VRDO	1.820%	3/8/19	LOC	21,700	21,700
	New York State Housing Finance Agency Revenue (1500 Lexington Associates LLC) VRDO	1.840%	3/8/19	LOC	32,780	32,780
	New York State Housing Finance Agency Revenue (Clinton Park) VRDO	1.750%	3/7/19	LOC	3,850	3,850
	New York State Housing Finance Agency Revenue (Helena Housing) VRDO	1.800%	3/8/19	LOC	14,500	14,500
	New York State Housing Finance Agency Revenue (Overlook Apartments) VRDO	1.780%	3/8/19	LOC	3,200	3,200
	New York State Housing Finance Agency Revenue (Sea Park West LP) VRDO	1.790%	3/7/19	LOC	14,100	14,100

	New York State Housing Finance Agency Revenue (Tower 31) VRDO	1.800%	3/8/19	LOC	63,000	63,000
1	New York State Housing Finance Agency TOB VRDO	1.760%	3/7/19		6,665	6,665
	New York State Local Government Assistance Corp. Revenue VRDO	1.750%	3/8/19		20,750	20,750
	New York State Local Government Assistance Corp. Revenue VRDO	1.750%	3/8/19		1,075	1,075
	New York State Local Government Assistance Corp. Revenue VRDO	1.750%	3/8/19		59,030	59,030
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.790%	3/1/19		15,345	15,345
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.740%	3/7/19		49,200	49,200
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.800%	3/8/19		15,000	15,000
	New York State Power Authority Revenue CP	1.500%	3/4/19		55,592	55,592
	New York State Power Authority Revenue CP	1.450%	3/7/19		23,429	23,429
	New York State Power Authority Revenue CP	1.550%	3/18/19		29,944	29,944
1	New York State Power Authority Revenue TOB VRDO	1.760%	3/7/19	(13)(1)	6,835	6,835
1	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund) TOB VRDO	1.760%	3/7/19		5,170	5,170
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19		1,225	1,226
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19		1,400	1,402
1	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	1.760%	3/7/19		4,760	4,760
1	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	1.770%	3/7/19		10,300	10,300
1	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	1.770%	3/7/19		5,850	5,850
1	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	1.770%	3/7/19		3,750	3,750
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	1.740%	3/7/19		8,000	8,000
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	1.740%	3/7/19		2,000	2,000
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	1.750%	3/7/19	LOC	3,405	3,405
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	1.750%	3/7/19	LOC	5,095	5,095
1	New York State Urban Development Corp. Revenue TOB VRDO	1.770%	3/7/19		9,000	9,000
1	New York State Urban Development Corp. Revenue TOB VRDO	1.790%	3/7/19		2,800	2,800
1	New York State Urban Development Corp. TOB VRDO	1.760%	3/7/19		6,890	6,890
1	New York State Urban Development Corp. TOB VRDO	1.770%	3/7/19		3,750	3,750
	Niagara NY Area Development Corp. Revenue (Niagara Falls Memorial Medical Center) VRDO	1.730%	3/7/19	LOC	3,845	3,845
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.780%	3/7/19	LOC	27,500	27,500

1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.800%	3/7/19	LOC	22,000	22,000
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.800%	3/7/19	LOC	46,200	46,200
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.800%	3/7/19	LOC	20,000	20,000
1	Nuveen New York Quality Municipal Fund VRDP VRDO	1.850%	3/7/19	LOC	34,700	34,700
	Nyack NY Union Free School District BAN	2.750%	6/21/19		9,485	9,514
	Onondaga County NY Industrial Development Agency Civic Facility Revenue (Syracuse Home Association Project) VRDO	1.790%	3/7/19	LOC	4,315	4,315
	Onondaga County NY Industrial Development Agency Civic Facility Revenue (Syracuse University Project) VRDO	1.710%	3/7/19	LOC	4,965	4,965
	Port Authority of New York & New Jersey Revenue CP	1.720%	3/13/19		11,750	11,750
	Port Authority of New York & New Jersey Revenue CP	1.500%	3/20/19		7,410	7,410
	Port Authority of New York & New Jersey Revenue CP	1.780%	4/17/19		10,935	10,935
	Port Authority of New York & New Jersey Revenue CP	1.850%	4/24/19		4,115	4,115
	Port Authority of New York & New Jersey Revenue CP	1.820%	5/1/19		17,275	17,275
	Port Authority of New York & New Jersey Revenue CP	1.850%	5/1/19		13,795	13,795
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.770%	3/7/19		8,500	8,500
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.810%	3/7/19		2,260	2,260
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.820%	3/7/19		6,500	6,500
1	Port Authority of New York & New Jersey TOB VRDO	1.810%	3/7/19		2,790	2,790
1	Regional Transportation Authority IL TOB VRDO	1.770%	3/7/19		7,500	7,500
	Riverhead NY Central School District TAN	3.500%	6/27/19		5,000	5,023
	Rockville Centre Union Free School District GO	3.000%	6/25/19		12,500	12,548
	Sag Harbor NY Union Free School District TAN	3.000%	6/25/19		7,000	7,022
	Shenendehowa NY Central School District BAN	3.000%	6/26/19		11,200	11,245
	Smithtown NY Central School District TAN	3.000%	6/28/19		50,000	50,168
	South Country NY Central School District at Brookhaven TAN	3.000%	6/27/19		20,000	20,065
	Southampton NY Union Free School District TAN	2.750%	6/26/19		6,000	6,016
	Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels) VRDO	1.730%	3/1/19	LOC	26,730	26,730
1	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	1.760%	3/7/19		9,780	9,780
1	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	1.770%	3/7/19		3,750	3,750
1	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	1.770%	3/7/19		4,195	4,195
	Triborough Bridge & Tunnel Authority New York Revenue VRDO	1.700%	3/1/19	LOC	5,295	5,295
	Triborough Bridge & Tunnel Authority New York Revenue VRDO	1.700%	3/1/19	LOC	4,785	4,785

	Triborough Bridge & Tunnel Authority New York Revenue VRDO	1.720%	3/1/19	LOC	24,750	24,750
1	Triborough Bridge & Tunnel Authority TOB VRDO	1.760%	3/7/19		14,000	14,000
	Union Endicott NY Central School District BAN	2.500%	6/28/19		5,300	5,311
1	Utility Debt Securitization Authority New York Revenue TOB VRDO	1.760%	3/7/19		6,750	6,750
1	Utility Debt Securitization Authority New York Revenue TOB VRDO	1.760%	3/7/19		5,250	5,250
1	Utility Debt Securitization Authority New York Revenue TOB VRDO	1.770%	3/7/19		1,000	1,000
	Wappingers NY Central School District BAN	3.250%	8/14/19		17,556	17,653
	Washingtonville NY Central School District BAN	2.750%	6/26/19		10,300	10,333
	West Babylon NY Union Free School District TAN	3.000%	6/21/19		7,500	7,524
	West Hempstead NY Union Free School District BAN	2.750%	6/14/19		5,000	5,012
	Williamsville Central School District BAN	3.000%	6/12/19		6,805	6,829
	Total Investments (99.0%) (Cost $3,387,564)					3,387,564
	Other Assets and Liabilities-Net (1.0%)					33,596
	Net Assets (100%)					3,421,160

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $1,138,420,000, representing 33.3% of net assets.

2

Adjustable-rate security, rate shown is effective rate at period end.  Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 28, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

New York Municipal Money Market Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

CMT - Constant Maturing Treasury Rate.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

PILOT – Payments in Lieu of Taxes.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

SIFMA - Securities Industry and Financial Markets Association.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

VRDO - Variable Rate Demand Obligation.

VRDP - Variable Rate Demand Preferred.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

New York Municipal Money Market Fund

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)

As of February 28, 2019

					Face	Market
			Maturity		Amount	Value
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
New York (99.6%)
	Albany NY Capital Resource Corp. Revenue (St. Peter’s Hospital)	6.000%	11/15/20	(Prere.)	325	349
	Albany NY Capital Resource Corp. Revenue (St. Peter’s Hospital)	6.125%	11/15/20	(Prere.)	150	161
	Albany NY Industrial Development Agency Civic Facility Revenue (University at Albany Foundation Student Housing Corp. - Empire Commons North Project)	5.375%	5/1/19	(Prere.)	3,455	3,476
	Albany NY Industrial Development Agency Civic Facility Revenue (University at Albany Foundation Student Housing Corp. - Empire Commons North Project)	5.500%	5/1/19	(Prere.)	2,550	2,566
	Albany NY Industrial Development Agency Civic Facility Revenue (University at Albany Foundation Student Housing Corp. - Empire Commons South Project)	5.375%	5/1/19	(Prere.)	4,395	4,422
	Albany NY Industrial Development Agency Civic Facility Revenue (University at Albany Foundation Student Housing Corp. - Empire Commons South Project)	5.500%	5/1/19	(Prere.)	1,500	1,509
	Albany NY Industrial Development Agency Civic Facility Revenue (University at Albany Foundation Student Housing Corp. - Empire Commons West Project)	5.375%	5/1/19	(Prere.)	3,415	3,436
	Amherst NY Development Corp. Revenue (Daemen College Project)	5.000%	10/1/43		975	1,043
	Amherst NY Development Corp. Revenue (Daemen College Project)	5.000%	10/1/48		1,000	1,066
	Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/20	(Prere.)	3,800	4,003
	Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/20	(Prere.)	2,500	2,633
1	Battery Park City Authority New York Revenue TOB VRDO	1.750%	3/1/19	LOC	16,990	16,990
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.250%	1/15/20	(Prere.)	5,475	5,698
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	1/15/20	(Prere.)	19,390	20,200
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/31		10,890	6,983
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/32		1,745	1,060
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/33		2,210	1,272
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/35		1,750	887
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/45		3,050	887

Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/46	450	128
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/24	1,800	2,030
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/25	1,655	1,892
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/26	3,000	3,447
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/27	6,575	7,543
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/28	6,275	7,152
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/30	7,990	8,999
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/42	20,000	21,490
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/24	1,395	1,529
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	7/1/25	2,015	2,324
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/25	1,590	1,761
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/37	4,515	4,751
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	7/1/40	5,270	5,700
Buffalo & Erie County NY Industrial Land Development Corp. Revenue (Catholic Health System Obligated Group)	5.000%	7/1/30	1,155	1,288
Buffalo & Erie County NY Industrial Land Development Corp. Revenue (Catholic Health System Obligated Group)	5.250%	7/1/35	1,500	1,668
Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/47	3,000	3,341
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/24	500	577
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/25	510	598
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/26	1,000	1,170
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/28	2,010	2,329
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/29	500	578
Dobbs Ferry NY Local Development Corp. Revenue (Mercy College Project)	5.000%	7/1/39	2,715	3,001
Dobbs Ferry NY Local Development Corp. Revenue (Mercy College Project)	5.000%	7/1/44	2,510	2,755
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	350
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/27	700	811
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/28	950	1,094

Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/29	500	574
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/29	250	296
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/30	380	433
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/30	220	258
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/31	575	650
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	270
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/32	450	519
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	224
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	450	516
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/36	170	188
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/41	415	452
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/46	300	326
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America)	5.000%	7/1/25	500	577
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	1,505	1,756
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	2,000	2,333
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/29	1,595	1,854
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/34	650	717
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/44	2,000	2,165
Dutchess County NY Local Development Corp. Revenue (Marist College Project)	5.000%	7/1/45	1,240	1,398
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/33	1,105	1,287
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/34	1,345	1,562
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,390

Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/37		1,000	1,148
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/42		7,240	8,220
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	4.000%	7/1/46		5,500	5,672
Erie County NY Fiscal Stability Authority Revenue	4.000%	9/1/31		1,000	1,102
Erie County NY Fiscal Stability Authority Revenue	4.000%	9/1/33		600	654
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/39		1,010	1,163
Erie County NY GO	5.000%	4/1/25		560	612
Haverstraw-Stony Point NY Central School District GO	5.000%	10/15/31	(4)	1,100	1,240
Haverstraw-Stony Point NY Central School District GO	5.000%	10/15/33	(4)	300	337
Haverstraw-Stony Point NY Central School District GO	5.000%	10/15/36	(4)	1,000	1,118
Hempstead NY GO	4.000%	4/1/29	(4)	6,000	6,558
Hempstead NY Local Development Corp. Revenue (Adelphi University)	5.000%	9/1/43		5,000	5,479
Hempstead NY Local Development Corp. Revenue (Hofstra University)	5.000%	7/1/22		2,130	2,281
Hempstead NY Local Development Corp. Revenue (Hofstra University)	5.000%	7/1/41		2,815	2,982
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/27		1,740	2,034
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/29		2,170	2,397
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/30		670	765
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/32		370	415
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/34		1,800	1,939
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/38		480	527
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/38		870	964
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/39		1,645	1,750
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/43		1,025	1,122
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/44		1,670	1,766
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/48		1,100	1,200
Hudson Yards Infrastructure Corp. New York Revenue	5.250%	2/15/21	(Prere.)	350	375
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/21	(Prere.)	17,665	19,079
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/31		5,000	5,889
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/32		2,500	2,925

Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/33		2,000	2,328
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/34		14,000	16,204
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36		5,200	5,966
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37		3,600	4,113
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/38		3,000	3,416
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/39		4,500	5,104
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/42		17,750	20,018
Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/44		11,000	11,398
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/45		9,500	10,669
Hudson Yards Infrastructure Corp. New York Revenue	5.250%	2/15/47		7,575	8,015
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47		10,860	11,642
Long Island NY Power Authority Electric System Revenue	5.250%	4/1/19	(ETM)	1,520	1,524
Long Island NY Power Authority Electric System Revenue	5.250%	4/1/19	(ETM)	930	933
Long Island NY Power Authority Electric System Revenue	6.250%	4/1/19	(Prere.)	2,225	2,233
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/24	(4)	19,830	17,601
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/25		1,500	1,648
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/26		510	615
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/26		3,400	3,724
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/26		1,000	1,177
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/27	(4)	15,905	12,800
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/27		865	1,053
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/28		1,010	1,176
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29		1,000	1,196
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29		1,550	1,694
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/30		1,010	1,198
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/33		750	873
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/34		1,000	1,157
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/34		4,500	5,058

Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35		1,500	1,729
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35		2,400	2,802
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35		6,000	6,734
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/36		2,000	2,272
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/36		2,285	2,653
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/37		7,625	8,255
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/37		2,150	2,479
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/38		2,150	2,470
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/39		5,500	6,131
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/41		2,500	2,795
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/42		7,500	8,435
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44		17,550	19,329
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/47		4,000	4,476
Madison County NY Capital Resource Corp. Revenue (Colgate University Project)	5.000%	7/1/40		1,495	1,688
Madison County NY Capital Resource Corp. Revenue (Colgate University Project)	5.000%	7/1/43		6,000	6,761
Metropolitan Transportation Authority NY Revenue	5.000%	11/15/44	(4)	10,000	11,332
Metropolitan Transportation Authority NY Revenue VRDO	1.730%	3/7/19	LOC	4,080	4,080
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.500%	8/15/23		1,710	1,716
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.750%	8/15/30		3,500	3,775
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.750%	8/15/35		3,000	3,236
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.500%	8/15/40		3,700	3,950
Monroe County NY Industrial Development Corp. Revenue (Nazareth College of Rochester Project)	5.000%	10/1/32		600	677
Monroe County NY Industrial Development Corp. Revenue (Nazareth College of Rochester Project)	4.000%	10/1/47		1,300	1,303
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/27		1,550	1,825
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/29		1,000	1,165

Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/34		1,100	1,245
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/35		1,055	1,191
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/36		1,100	1,236
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37		2,600	2,810
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42		5,635	6,050
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46		5,000	5,477
Monroe County NY Industrial Development Corp. Revenue (St. John Fisher College Project)	5.500%	6/1/39		1,500	1,717
Monroe County NY Industrial Development Corp. Revenue (St. John Fisher College Project)	5.000%	6/1/44		2,500	2,749
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/31		2,000	2,370
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/32		1,780	1,925
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/32		1,270	1,374
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/33		1,650	1,776
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/36		1,000	1,059
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/36		900	953
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/36		1,000	1,156
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/43		5,000	5,181
Monroe County NY Industrial Development Corp. Revenue (University of Rochester)	5.000%	7/1/23	(Prere.)	4,880	5,573
Monroe County NY Industrial Development Corp. Revenue (University of Rochester)	5.000%	7/1/29		1,250	1,450
Monroe County NY Industrial Development Corp. Revenue (University of Rochester)	5.000%	7/1/31		1,000	1,151
Monroe County NY Industrial Development Corp. Revenue (University of Rochester)	5.000%	7/1/32		1,640	1,880
Monroe County NY Industrial Development Corp. Revenue (University of Rochester)	5.000%	7/1/33		1,400	1,600
Monroe County NY Industrial Development Corp. Revenue (University of Rochester)	5.000%	7/1/37		1,000	1,131
Monroe County NY Industrial Development Corp. Revenue (University of Rochester)	4.000%	7/1/39		1,500	1,554

Monroe County NY Industrial Development Corp. Revenue (University of Rochester)	5.000%	7/1/45		4,030	4,514
Mount Vernon NY School District GO	4.000%	12/1/32		2,480	2,696
Mount Vernon NY School District GO	4.000%	12/1/33		2,370	2,569
Nassau County NY GO	5.000%	7/1/31	(4)	4,585	5,452
Nassau County NY GO	5.000%	4/1/34		5,740	6,398
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/22		2,225	2,436
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/27		7,765	8,438
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/31		2,000	2,161
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/37		1,000	1,071
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/27		4,000	4,322
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/32		1,535	1,635
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/37		8,245	8,698
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/42		3,025	3,168
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/23		700	782
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/24		500	569
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/25		1,400	1,591
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/28		1,690	1,885
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/28		1,500	1,673
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/29		1,565	1,737
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/30		1,750	1,928
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/31		1,000	1,093
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/34		2,170	2,344

New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/22	270	292
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/25	325	369
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/26	335	379
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/27	425	480
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/28	375	422
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/33	1,135	1,257
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/35	1,000	1,102
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/40	1,250	1,363
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/45	2,030	2,208
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/24	750	862
New York City NY Build NYC Resource Corp. Revenue (Methodist Hospital Project)	5.000%	7/1/23	1,400	1,572
New York City NY Build NYC Resource Corp. Revenue (Methodist Hospital Project)	5.000%	7/1/25	1,325	1,510
New York City NY Build NYC Resource Corp. Revenue (Methodist Hospital Project)	5.000%	7/1/27	1,000	1,126
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/20	1,775	1,835
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/21	1,875	1,981
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,241
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/29	1,890	2,086
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,370
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/41	1,875	1,988
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/27	200	230
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/28	270	309
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/29	225	257
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/30	310	353
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/32	660	749
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/33	660	748
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/34	580	656
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/38	1,000	1,125
New York City NY Build NYC Resource Corp. Revenue (YMCA of Greater New York)	5.000%	8/1/29	1,000	1,139

New York City NY Build NYC Resource Corp. Revenue (YMCA of Greater New York)	4.000%	8/1/36		1,120	1,152
New York City NY Educational Construction Fund	5.000%	4/1/36		3,100	3,624
New York City NY Educational Construction Fund	5.000%	4/1/37		2,850	3,310
New York City NY GO	5.625%	4/1/19	(Prere.)	2,890	2,899
New York City NY GO	5.000%	8/1/26		3,140	3,748
New York City NY GO	5.000%	8/1/27		4,560	5,258
New York City NY GO	5.000%	8/1/28		2,320	2,842
New York City NY GO	5.000%	8/1/28		3,710	4,034
New York City NY GO	5.000%	8/1/28		3,000	3,534
New York City NY GO	5.000%	8/1/29		5,010	5,806
New York City NY GO	5.000%	8/1/29		5,195	6,308
New York City NY GO	5.000%	8/1/29		8,515	9,944
New York City NY GO	5.000%	8/1/29		5,070	5,977
New York City NY GO	5.000%	8/1/30		6,220	6,974
New York City NY GO	5.000%	8/1/30		4,000	4,810
New York City NY GO	5.000%	8/1/30		2,335	2,639
New York City NY GO	5.000%	8/1/30		5,050	5,912
New York City NY GO	5.000%	8/1/30		3,000	3,485
New York City NY GO	5.000%	8/1/30		4,720	5,525
New York City NY GO	5.000%	3/1/31		6,000	6,662
New York City NY GO	4.000%	8/1/31		2,775	3,010
New York City NY GO	5.000%	8/1/31		3,000	3,214
New York City NY GO	5.000%	8/1/31		1,440	1,718
New York City NY GO	5.000%	8/1/31		2,000	2,282
New York City NY GO	5.000%	8/1/31		1,500	1,644
New York City NY GO	5.000%	8/1/31		5,050	5,826
New York City NY GO	5.000%	8/1/31		7,810	9,244
New York City NY GO	5.000%	12/1/31		1,770	2,068
New York City NY GO	5.000%	3/1/32		5,000	5,546
New York City NY GO	4.000%	8/1/32		1,935	2,081
New York City NY GO	5.000%	8/1/32		2,985	3,196
New York City NY GO	5.000%	8/1/32		3,735	4,429
New York City NY GO	5.000%	8/1/32		8,770	9,997
New York City NY GO	5.000%	3/1/33		7,500	8,310
New York City NY GO	5.000%	8/1/33		1,010	1,128
New York City NY GO	5.000%	8/1/33		2,875	3,292
New York City NY GO	5.000%	8/1/33		1,145	1,322
New York City NY GO	5.000%	10/1/33		6,500	7,145
New York City NY GO	4.000%	8/1/34		4,535	4,875
New York City NY GO	5.000%	10/1/34		2,000	2,196
New York City NY GO	5.000%	12/1/34		5,000	5,936
New York City NY GO	5.000%	8/1/35		3,500	3,741
New York City NY GO	5.000%	10/1/35		1,945	2,260
New York City NY GO	5.000%	12/1/35		2,500	2,877
New York City NY GO	5.000%	6/1/36		910	1,031
New York City NY GO	4.000%	8/1/36		2,500	2,639
New York City NY GO	5.000%	10/1/36		3,000	3,219
New York City NY GO	5.000%	10/1/36		5,000	5,779
New York City NY GO	5.000%	3/1/37		7,500	8,702
New York City NY GO	5.000%	3/1/37		6,790	7,485
New York City NY GO	5.000%	8/1/37		4,000	4,551
New York City NY GO	5.000%	3/1/38		7,500	8,670
New York City NY GO	5.000%	8/1/38		10,000	11,336
New York City NY GO	5.000%	10/1/38		6,500	7,458

	New York City NY GO	5.000%	10/1/39		8,910	10,162
	New York City NY GO	4.000%	10/1/41		6,000	6,231
	New York City NY GO	4.000%	12/1/41		1,215	1,267
	New York City NY GO	5.000%	12/1/41		8,000	9,032
	New York City NY GO	4.000%	3/1/42		7,000	7,268
	New York City NY GO	4.000%	12/1/42		3,835	3,985
	New York City NY GO	5.000%	4/1/43		5,000	5,687
	New York City NY GO	4.000%	12/1/43		1,835	1,891
	New York City NY GO	4.000%	12/1/43		2,415	2,505
	New York City NY GO	5.000%	3/1/44		5,000	5,675
	New York City NY GO	5.000%	4/1/45		5,000	5,673
	New York City NY GO VRDO	1.720%	3/1/19		11,670	11,670
	New York City NY GO VRDO	1.730%	3/7/19	LOC	1,900	1,900
	New York City NY GO VRDO	1.730%	3/7/19	LOC	2,000	2,000
	New York City NY Housing Development Corp. Capital Fund Grant Program Revenue (New York City Housing Authority Program)	5.000%	7/1/23		1,000	1,123
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/28		2,700	3,009
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29		3,035	3,379
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/30		2,605	2,892
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/30		3,000	3,092
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/15/34		5,000	5,084
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.550%	11/1/35		3,000	3,025
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.750%	11/1/40		3,000	3,003
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	11/1/42		2,600	2,681
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.250%	11/1/43		7,000	7,204
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.000%	11/1/53		15,000	14,975
2	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.800%	5/1/28		2,025	2,028
2	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.850%	11/1/28		3,195	3,201
2	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.900%	5/1/29		3,480	3,486
2	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.950%	11/1/29		1,670	1,672
2	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.100%	5/1/30		1,300	1,307
2	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.125%	11/1/30		2,000	2,010

2	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.150%	5/1/31		1,325	1,329
2	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.800%	11/1/39		1,855	1,870
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.900%	11/1/48		4,000	4,010
2	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.950%	11/1/49		3,500	3,518
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26		7,000	7,066
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26		5,000	5,061
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.500%	2/15/48		5,000	5,072
	New York City NY Industrial Development Agency Civic Facility Revenue (United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc.)	5.000%	7/1/34		4,865	5,261
	New York City NY Industrial Development Agency PILOT Revenue (Queens Baseball Stadium Project)	6.125%	1/1/29	(12)	1,750	1,756
	New York City NY Industrial Development Agency PILOT Revenue (Queens Baseball Stadium Project)	6.375%	1/1/39	(12)	4,000	4,013
	New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/34	(12)	5,285	3,118
	New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/35	(12)	4,305	2,428
	New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	7.000%	3/1/49	(12)	14,550	14,617
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	0.000%	6/15/21		4,490	4,313
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	(Prere.)	15,385	16,577
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	(Prere.)	10,010	10,785
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/28		2,545	2,998
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		7,385	7,874
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		3,000	3,489
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		6,125	6,801
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		3,000	3,464
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		3,000	3,454

	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		10,000	11,086
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		3,000	3,442
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		5,035	5,675
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		7,500	8,680
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/37		11,150	11,834
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/37		4,965	5,622
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/37		10,000	11,526
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/37		2,500	2,831
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38		10,000	11,422
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/39		5,025	5,272
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39		6,915	7,787
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39		7,500	8,446
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/40		10,000	11,559
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44		8,470	9,087
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45		8,545	9,395
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46		15,000	16,948
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46		24,465	26,746
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46		14,405	16,090
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/47		1,150	1,185
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47		7,455	8,181
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47		10,500	11,820
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/48		4,805	5,416
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/49		7,000	7,225
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/49		6,000	6,836
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.750%	3/1/19	LOC	1,700	1,700
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.700%	3/1/19		3,050	3,050
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.720%	3/1/19		5,000	5,000

New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.720%	3/1/19	1,300	1,300
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.720%	3/1/19	3,590	3,590
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.740%	3/7/19	2,700	2,700
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.750%	3/7/19	1,400	1,400
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/29	16,000	18,543
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/30	2,775	3,200
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/26	1,970	2,294
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28	2,805	3,079
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29	5,000	5,486
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	1,585	1,697
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	4,295	4,703
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	2,820	3,385
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	4,000	4,279
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	3,750	4,472
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	1,910	2,278
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	8,205	8,974
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	5,000	5,649
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	5,000	5,927
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34	3,000	3,535
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35	2,745	3,173
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/36	3,520	3,747
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/36	3,100	3,281
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/36	5,000	5,602
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/36	5,000	5,825
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/37	5,050	5,339
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37	8,000	9,279

New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37		13,885	15,167
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	7/15/37		3,250	3,490
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38		14,190	14,920
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38		5,000	5,257
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/38		3,000	3,467
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/39		3,000	3,141
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/40		5,000	5,167
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40		5,200	5,534
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40		9,410	10,458
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40		2,000	2,240
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/41		2,000	2,236
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/43		3,000	3,420
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/43		1,410	1,563
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/46		3,000	3,092
New York City NY Transitional Finance Authority Building Aid Revenue	3.500%	7/15/47		8,510	7,991
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/19	(Prere.)	15	15
New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	11/1/20	(Prere.)	1,305	1,389
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/21	(Prere.)	185	197
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/21	(Prere.)	1,225	1,307
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27		2,530	2,958
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29		5,050	5,895
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/30		4,825	5,513
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31		2,500	2,853
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32		7,300	8,096
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32		5,370	6,176
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32		12,000	14,019
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33		10,275	11,733
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33		9,500	10,888

New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/34	2,195	2,427
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	5,035	5,598
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	10,000	11,344
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/34	3,880	4,160
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	10,000	10,784
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	7,500	7,933
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	5,500	6,344
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/35	3,600	3,823
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/36	4,000	4,223
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	5,000	5,312
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	11,600	13,115
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/37	5,020	5,303
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	5,000	5,653
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	10,000	11,372
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/39	4,965	5,647
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/41	15,000	16,783
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/42	3,505	3,767
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/42	5,000	5,187
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/42	1,845	1,914
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	2,500	2,782
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/43	1,000	1,039
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/44	9,000	9,337
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.720%	3/1/19	8,610	8,610
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.730%	3/1/19	7,300	7,300
New York City NY Transitional Finance Authority Revenue	5.000%	11/1/28	4,020	4,902
New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	2,750	3,233
New York City NY Transitional Finance Authority Revenue	4.000%	8/1/38	4,500	4,754
New York City NY Transitional Finance Authority Revenue VRDO	1.720%	3/1/19	10,000	10,000

	New York City NY Transitional Finance Authority Revenue VRDO	1.740%	3/7/19		2,500	2,500
	New York City NY Trust for Cultural Resources Revenue (Wildlife Conservation Society)	5.000%	8/1/33		4,000	4,465
	New York City Transitional Finance Authority Future Tax Secured Revenue VRDO	1.720%	3/1/19		5,100	5,100
	New York City Transitional Finance Authority Future Tax Secured Revenue VRDO	1.740%	3/7/19	LOC	3,380	3,380
	New York Convention Center Development Corp. Revenue	0.000%	11/15/32		2,000	1,235
	New York Convention Center Development Corp. Revenue	0.000%	11/15/33		2,000	1,178
	New York Convention Center Development Corp. Revenue	5.000%	11/15/33		4,345	4,994
	New York Convention Center Development Corp. Revenue	0.000%	11/15/34		3,000	1,675
	New York Convention Center Development Corp. Revenue	0.000%	11/15/36		6,000	3,040
	New York Convention Center Development Corp. Revenue	0.000%	11/15/37		2,340	1,130
	New York Convention Center Development Corp. Revenue	0.000%	11/15/38		3,500	1,601
	New York Convention Center Development Corp. Revenue	0.000%	11/15/39		4,000	1,736
	New York Convention Center Development Corp. Revenue	5.000%	11/15/40		12,915	14,597
	New York Convention Center Development Corp. Revenue	0.000%	11/15/41		13,570	5,317
	New York Convention Center Development Corp. Revenue	5.000%	11/15/45		4,000	4,480
1	New York Counties Tobacco Trust Revenue	6.250%	6/1/41		10,000	10,267
	New York Counties Tobacco Trust Revenue	5.000%	6/1/51		3,000	3,040
	New York Liberty Development Corp. Revenue	5.000%	11/15/31		2,845	3,058
	New York Liberty Development Corp. Revenue	5.000%	12/15/41		11,750	12,629
	New York Liberty Development Corp. Revenue	5.000%	9/15/43		14,360	15,430
	New York Liberty Development Corp. Revenue	5.250%	12/15/43		6,750	7,332
	New York Liberty Development Corp. Revenue	5.125%	1/15/44		24,000	24,622
	New York Liberty Development Corp. Revenue	5.000%	11/15/44		20,000	21,312
	New York Liberty Development Corp. Revenue	5.125%	11/15/44		4,200	4,500
	New York Liberty Development Corp. Revenue	5.625%	7/15/47		6,055	6,251
	New York Liberty Development Corp. Revenue	6.375%	7/15/49		18,225	18,886
	New York Liberty Development Corp. Revenue	5.750%	11/15/51		25,000	27,311
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31		5,000	5,455
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/32		5,000	5,451
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/40		4,680	5,073
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	3/15/44		5,965	6,359
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35		58,965	72,285
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.500%	10/1/37		9,565	12,091
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	1,000	1,062

New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	1,000	1,062
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	1,150	1,222
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	10,000	10,624
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	765	835
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	1,235	1,348
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(Prere.)	1,000	1,098
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	3,325	3,734
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	3,070	3,448
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	1,925	2,162
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	1,160	1,303
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	2,050	2,334
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		10,085	11,065
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/27		2,240	1,740
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		4,250	4,879
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		6,385	7,330
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/29		6,510	4,628
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29		5,000	5,704
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29		3,000	3,422
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		3,000	3,451
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31		7,500	8,105
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32		7,500	8,048
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32		3,000	3,190
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32		1,500	1,635
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32		5,000	5,551
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33		1,575	1,713
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/35		3,250	3,631
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/35		3,000	3,352
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/36		1,045	1,086

New York Metropolitan Transportation Authority Revenue	4.000%	11/15/37		3,000	3,119
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/37		5,000	5,564
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38		10,020	10,823
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/39		5,000	5,579
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/41		5,515	5,941
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/42		5,010	5,403
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/46		5,000	5,039
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/55		2,045	2,258
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56		5,000	5,499
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/57		4,000	4,433
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19	(Prere.)	5,000	5,129
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19	(Prere.)	4,000	4,103
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19	(Prere.)	4,000	4,103
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	745	813
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	1,595	1,741
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	5,000	5,457
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26		1,585	1,713
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27		3,405	3,678
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/29		6,975	7,742
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/30		2,585	3,130
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/31		11,000	12,168
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/31		2,665	3,196
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/32		2,500	2,978
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33		10,000	10,814
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/34		1,700	1,970
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/35		12,020	13,860
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36		8,025	9,216
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/46		5,000	5,625

	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/47		5,000	5,679
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/47		13,000	14,666
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/57		5,865	6,716
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51		21,375	22,633
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/56		22,000	23,870
1	New York Metropolitan Transportation Authority Revenue TOB VRDO	1.820%	3/7/19		11,605	11,605
1	New York Metropolitan Transportation Authority Revenue TOB VRDO	1.990%	3/7/19		7,500	7,500
	New York Metropolitan Transportation Authority Revenue VRDO	1.720%	3/1/19	LOC	7,800	7,800
	New York NY GO	5.000%	8/1/27		5,140	6,277
	New York NY GO	5.000%	8/1/28		4,540	5,509
	New York NY GO	5.000%	12/1/32		1,240	1,487
	New York NY GO	5.000%	3/1/39		5,315	6,105
	New York NY GO	3.500%	4/1/46		3,000	2,840
	New York NY GO VRDO	1.730%	3/1/19		3,800	3,800
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/21	(Prere.)	1,000	1,079
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/32		1,530	1,754
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/41		11,000	11,716
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/42		13,500	14,633
	New York State Dormitory Authority Revenue	5.000%	10/1/27		2,700	3,236
	New York State Dormitory Authority Revenue	5.000%	10/1/28		3,060	3,644
	New York State Dormitory Authority Revenue	5.000%	1/15/29		3,150	3,821
	New York State Dormitory Authority Revenue	5.000%	10/1/29		3,000	3,557
	New York State Dormitory Authority Revenue	5.000%	10/1/29		2,250	2,659
	New York State Dormitory Authority Revenue	5.000%	1/15/30		1,535	1,843
	New York State Dormitory Authority Revenue	5.000%	10/1/30	(4)	7,000	8,324
	New York State Dormitory Authority Revenue	5.000%	10/1/30		2,000	2,356
	New York State Dormitory Authority Revenue	5.000%	1/15/31		5,000	5,958
	New York State Dormitory Authority Revenue	5.000%	7/1/31		1,410	1,712
	New York State Dormitory Authority Revenue	5.000%	10/1/31		2,000	2,341
	New York State Dormitory Authority Revenue	5.000%	3/15/32		12,390	14,466
	New York State Dormitory Authority Revenue	5.000%	7/1/32		1,040	1,253
	New York State Dormitory Authority Revenue	5.000%	7/1/33		1,210	1,450
	New York State Dormitory Authority Revenue	5.000%	3/15/35		5,000	5,865
	New York State Dormitory Authority Revenue	4.000%	7/1/35		1,355	1,459
	New York State Dormitory Authority Revenue	5.000%	3/15/36		6,670	7,784
	New York State Dormitory Authority Revenue	5.000%	3/15/39		5,000	5,762
	New York State Dormitory Authority Revenue	4.000%	3/15/47		5,000	5,172
	New York State Dormitory Authority Revenue	4.000%	3/15/48		5,000	5,167
	New York State Dormitory Authority Revenue (Barnard College)	5.000%	7/1/26		750	884

New York State Dormitory Authority Revenue (Barnard College)	4.000%	7/1/31		1,100	1,171
New York State Dormitory Authority Revenue (Barnard College)	4.000%	7/1/32		1,340	1,419
New York State Dormitory Authority Revenue (Barnard College)	5.000%	7/1/43		1,185	1,340
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/26		1,630	1,785
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/27		1,210	1,320
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/28		1,000	1,088
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/29		1,000	1,085
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	5.000%	7/1/32		710	746
New York State Dormitory Authority Revenue (City University System) VRDO	1.740%	3/7/19	LOC	8,405	8,405
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/31		510	601
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/38		5,000	5,905
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/46		1,250	1,421
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/48		12,255	16,173
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/19		250	252
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/20		215	224
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/21		300	320
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/28		540	585
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.500%	7/1/33		1,000	1,115
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/34		350	374
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/42		600	634
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.750%	7/1/43		7,105	7,887
New York State Dormitory Authority Revenue (Fordham University)	5.500%	7/1/21	(Prere.)	3,000	3,271
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/28		400	473
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/29		1,300	1,530
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/29		850	1,019
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/30		515	612
New York State Dormitory Authority Revenue (Fordham University)	4.000%	7/1/33		500	533
New York State Dormitory Authority Revenue (Fordham University)	4.000%	7/1/34		1,660	1,759

New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/34		755	862
New York State Dormitory Authority Revenue (Fordham University)	4.000%	7/1/35		1,650	1,745
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/35		500	569
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/26		2,500	2,916
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/31		3,000	3,407
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/33		7,335	8,270
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/40		7,500	8,291
New York State Dormitory Authority Revenue (Long Island University)	5.000%	9/1/26		2,355	2,558
New York State Dormitory Authority Revenue (Long Island University)	5.000%	9/1/27		1,520	1,645
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/27		5,035	6,197
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29		1,100	1,335
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30		2,000	2,412
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/32		1,875	2,235
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/34		3,000	3,229
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/35		1,420	1,521
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36		1,000	1,081
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/37		1,350	1,428
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/42		5,000	5,661
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/47		16,500	17,037
New York State Dormitory Authority Revenue (Miriam Osborn Memorial Home Association)	5.000%	7/1/26		740	748
New York State Dormitory Authority Revenue (Miriam Osborn Memorial Home Association)	5.000%	7/1/27		650	657
New York State Dormitory Authority Revenue (Miriam Osborn Memorial Home Association)	5.000%	7/1/29		1,000	1,009
New York State Dormitory Authority Revenue (Miriam Osborn Memorial Home Association)	5.000%	7/1/42		500	504
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/29		3,000	3,541
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/30		3,000	3,508
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	4.000%	8/1/37		3,420	3,453
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	4.000%	8/1/38		3,000	3,012
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of New York University)	5.150%	7/1/24	(14)	2,000	2,250

New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.750%	7/1/20	(Prere.)	1,000	1,055
New York State Dormitory Authority Revenue (New York University Hospitals Center)	6.000%	7/1/20	(Prere.)	1,000	1,058
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/22		910	1,006
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/26		670	770
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/27		670	797
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/28		700	826
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/29		1,500	1,758
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/32		745	855
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/33		400	457
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/28		4,510	5,435
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/29		1,000	1,162
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/30		1,000	1,157
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/30		6,625	7,279
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/30		5,065	5,986
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/30		2,000	2,328
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/31		865	996
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/32		1,000	1,147
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/32		2,500	3,061
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/33		2,365	2,706
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/33		8,845	10,766
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/35		6,030	6,451
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/36		6,025	6,409
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/37		3,250	3,553
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/37		4,200	4,592
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/42		10,000	10,906
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/43		14,320	14,840
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/45		5,000	5,198
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/48		8,000	9,030

New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21	(Prere.)	7,000	7,506
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21	(Prere.)	1,000	1,072
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21	(Prere.)	2,500	2,681
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.250%	5/1/21	(Prere.)	1,000	1,078
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/27		1,595	1,846
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/28		2,000	2,304
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/29		7,910	9,068
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/30		2,000	2,276
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/32		2,500	2,811
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/33		3,500	3,922
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/36		3,000	3,332
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/39		4,000	4,306
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/43		2,050	2,234
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/27		1,200	1,391
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/28		1,300	1,497
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/30		1,100	1,249
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/31		1,200	1,355
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/33		1,000	1,118
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/35		1,000	1,110

New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/37		1,000	1,101
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/19		355	357
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/23	(Prere.)	30	34
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/23	(Prere.)	30	34
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/23	(Prere.)	20	23
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/25		1,270	1,383
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/28		1,470	1,586
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/29		1,560	1,676
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/19	(Prere.)	5,000	5,005
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	3/15/19	(Prere.)	18,000	18,021
New York State Dormitory Authority Revenue (Personal Income Tax)	5.750%	3/15/19	(Prere.)	10,000	10,013
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27		1,695	1,977
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28		5,120	6,186
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29		5,025	6,028
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29		5,000	5,701
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30		6,000	6,904
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	9/15/30		5,650	6,853
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31		9,120	10,727
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31		7,000	8,441
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32		3,240	3,697
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32		13,000	15,544
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33		1,450	1,568
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33		6,615	7,166
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33		5,000	5,789
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	3/15/33		1,750	2,038
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34		5,000	5,366
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/34		3,500	4,033
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35		5,000	5,336

New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35		3,510	4,028
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/35		4,305	4,919
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/35		5,030	5,778
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/36		3,000	3,430
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/36		1,000	1,139
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37		11,600	12,500
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37		5,000	5,716
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/37		5,000	5,627
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/38		7,450	8,482
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/38		3,705	4,164
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	3/15/38		5,000	5,945
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39		5,030	5,625
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/40		12,230	13,165
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/40		9,190	10,460
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/41		5,000	5,599
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/42		1,500	1,687
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/44		15,000	15,539
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/48		10,890	11,272
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/19	(Prere.)	3,750	3,792
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/23		400	452
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/25		500	575
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/27		420	498
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/28		1,000	1,134
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/29		500	565
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/29		1,010	1,181
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/30		500	580
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/31		500	576
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/34		2,000	2,237

New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/39		1,750	1,940
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/39		1,205	1,346
New York State Dormitory Authority Revenue (Rochester Institute of Technology)	5.000%	7/1/38		2,275	2,457
New York State Dormitory Authority Revenue (Rochester Institute of Technology)	5.000%	7/1/42		3,000	3,234
New York State Dormitory Authority Revenue (Rockefeller University)	5.000%	7/1/33		2,670	2,934
New York State Dormitory Authority Revenue (Rockefeller University)	5.000%	7/1/34		2,720	2,986
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26		1,000	1,100
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26		1,425	1,721
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27	(4)	1,000	1,159
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28	(4)	1,000	1,145
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/29	(4)	1,500	1,713
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/31	(4)	750	849
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/32	(4)	1,000	1,134
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/33	(4)	1,000	1,130
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/33		600	693
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/34	(4)	1,000	1,127
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/34		520	598
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/26		740	869
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/27		650	760
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/44		2,500	2,722
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/26		1,300	1,466
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/29		2,250	2,458
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/31		1,000	1,180
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.250%	7/1/31		2,500	2,828
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/32		1,825	2,139
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/35		2,000	2,316
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/36		1,500	1,731
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/27		5,035	5,519

New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/28		3,000	3,286
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/30		505	596
New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/31		1,000	1,079
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/31		1,750	1,906
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/32		575	668
New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/33		1,200	1,277
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/42		2,000	2,163
New York State Dormitory Authority Revenue (The New School)	5.250%	7/1/20	(Prere.)	3,000	3,145
New York State Dormitory Authority Revenue (The New School)	5.500%	7/1/20	(Prere.)	5,000	5,257
New York State Dormitory Authority Revenue (The New School)	6.000%	7/1/20	(Prere.)	5,575	5,898
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/40		3,000	3,335
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/41		6,685	7,463
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/45		3,000	3,311
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/46		9,110	10,129
New York State Dormitory Authority Revenue (University of Rochester) VRDO	1.720%	3/1/19	LOC	900	900
New York State Dormitory Authority Revenue (Yeshiva University)	4.000%	9/1/19	(Prere.)	15	15
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	10	10
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	55	56
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	20	20
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	65	66
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	20	20
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	350	356
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	130	132
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	5	5
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/21	(ETM)	285	311
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/21	(Prere.)	370	402
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31		8,975	10,155
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32		2,650	2,989

	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	8,225	9,479
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	5,000	5,614
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	4,840	5,559
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	5,000	5,589
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	5,779
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,240	5,841
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,151
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	7,995	8,889
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	5,000	5,736
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	10,020	11,693
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,600	4,124
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	5,000	5,551
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,786
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	1,200	1,325
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	10,000	11,318
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	12,280	13,861
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	5,000	5,608
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,605
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	13,685	15,058
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	12,885	13,343
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	7,570	7,806
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.760%	3/7/19	7,800	7,800
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	4,000	4,168
	New York State Environmental Facilities Corp. Revenue	5.000%	8/15/31	1,335	1,600
	New York State Environmental Facilities Corp. Revenue	5.000%	8/15/34	1,000	1,181
	New York State Environmental Facilities Corp. Revenue	5.000%	8/15/35	1,400	1,645
	New York State Environmental Facilities Corp. Revenue	5.000%	8/15/36	1,000	1,169

New York State Environmental Facilities Corp. Revenue	5.000%	8/15/37	1,400	1,629
New York State Environmental Facilities Corp. Revenue	5.000%	8/15/41	1,000	1,148
New York State Environmental Facilities Corp. Revenue	5.000%	8/15/42	1,000	1,145
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/30	3,045	3,608
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/31	5,870	6,584
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/32	5,000	5,599
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/32	5,000	5,803
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/32	2,515	2,989
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/33	4,000	4,735
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	4,145	4,720
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	5,010	5,902
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/35	3,000	3,463
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/35	2,500	2,932
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	4.000%	6/15/36	2,500	2,645
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	4.000%	6/15/37	5,610	5,921
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/41	3,000	3,398
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/42	11,310	12,923
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	4.000%	6/15/46	5,435	5,622
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	9/15/40	2,370	2,678
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	3/15/45	5,000	5,621

	New York State Environmental Facilities Corp. Water Facilities Revenue (United Water New Rochelle Inc. Project)	4.875%	9/1/40		4,000	4,140
	New York State Housing Finance Agency Affordable Housing Revenue	3.625%	11/1/33		1,340	1,360
	New York State Housing Finance Agency Affordable Housing Revenue	3.250%	11/1/41		3,145	2,888
	New York State Housing Finance Agency Affordable Housing Revenue	3.850%	11/1/43		1,140	1,144
	New York State Housing Finance Agency Affordable Housing Revenue	3.850%	11/1/43		2,380	2,388
	New York State Housing Finance Agency Affordable Housing Revenue	3.950%	11/1/48		1,500	1,504
	New York State Housing Finance Agency Housing Revenue	3.875%	11/1/48		1,830	1,832
	New York State Housing Finance Agency Housing Revenue	3.900%	11/1/48		1,665	1,662
	New York State Housing Finance Agency Housing Revenue (606 W 57th Street) VRDO	1.700%	3/7/19	LOC	1,285	1,285
2	New York State Housing Finance Agency Revenue	3.250%	11/1/31		1,250	1,254
	New York State Housing Finance Agency Revenue	3.800%	11/1/43		2,325	2,314
	New York State Housing Finance Agency Revenue	3.875%	11/1/48		2,635	2,638
	New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	1.750%	3/7/19		9,900	9,900
	New York State Mortgage Agency Homeowner Mortgage Revenue	4.100%	10/1/38		4,300	4,446
	New York State Mortgage Agency Homeowner Mortgage Revenue	3.750%	10/1/43		3,400	3,374
	New York State Mortgage Agency Homeowner Mortgage Revenue	3.800%	10/1/48		10,255	10,131
	New York State Thruway Authority Revenue	5.000%	1/1/28		5,215	5,998
	New York State Thruway Authority Revenue	5.000%	1/1/29		4,040	4,639
	New York State Thruway Authority Revenue	5.000%	1/1/29		1,220	1,421
	New York State Thruway Authority Revenue	5.000%	1/1/30		2,650	3,034
	New York State Thruway Authority Revenue	5.000%	1/1/30		4,000	4,303
	New York State Thruway Authority Revenue	5.000%	1/1/30		1,700	1,968
	New York State Thruway Authority Revenue	5.000%	1/1/31		5,500	6,277
	New York State Thruway Authority Revenue	5.000%	1/1/31		8,500	9,121
	New York State Thruway Authority Revenue	5.000%	1/1/31		2,900	3,334
	New York State Thruway Authority Revenue	5.000%	1/1/32		4,115	4,680
	New York State Thruway Authority Revenue	5.000%	1/1/32		2,970	3,398
	New York State Thruway Authority Revenue	5.000%	1/1/33		1,800	2,134
	New York State Thruway Authority Revenue	5.000%	1/1/33		2,340	2,663
	New York State Thruway Authority Revenue	5.000%	1/1/34		2,865	3,379
	New York State Thruway Authority Revenue	5.000%	1/1/35		3,100	3,642
	New York State Thruway Authority Revenue	4.000%	1/1/36		1,250	1,328
	New York State Thruway Authority Revenue	5.000%	1/1/37		9,050	9,642
	New York State Thruway Authority Revenue	4.000%	1/1/38		1,255	1,300
	New York State Thruway Authority Revenue	5.000%	1/1/41		2,500	2,786
	New York State Thruway Authority Revenue	5.000%	1/1/42		9,765	10,360
	New York State Thruway Authority Revenue	5.000%	3/15/42		4,105	4,656
	New York State Thruway Authority Revenue	5.000%	1/1/46		5,000	5,530
	New York State Thruway Authority Revenue	5.000%	1/1/51		5,700	6,232
	New York State Thruway Authority Revenue	5.250%	1/1/56		7,400	8,254

1	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund) TOB VRDO	1.760%	3/7/19		3,300	3,300
	New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/31		1,500	1,673
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		3,410	3,953
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32		5,000	5,655
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33		3,000	3,332
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/40		5,000	5,696
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/43		10,000	11,003
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/48		5,000	5,175
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	1.740%	3/7/19		7,485	7,485
	Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/26		320	350
	Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/30		2,750	2,986
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.840%	3/7/19	LOC	2,500	2,500
	Onondaga County NY Civic Development Corp. Revenue (Jewish Home of Central New York Obligated Group)	5.500%	3/1/24		3,000	3,030
	Onondaga County NY Civic Development Corp. Revenue (Jewish Home of Central New York Obligated Group)	5.250%	3/1/31		2,000	1,924
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/28		450	507
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/29		475	533
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/30		450	500
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/32		1,000	1,059
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/33		575	630
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/35		635	691
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/40		1,940	2,079
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/42		1,780	1,855
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/45		2,450	2,611
	Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19	(Prere.)	6,000	6,066
	Onondaga County NY Trust For Cultural Resources Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35		1,140	1,272
	Onondaga County NY Trust For Cultural Resources Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36		1,475	1,639

	Onondaga County NY Trust For Cultural Resources Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	1,200	1,304
	Onondaga County NY Trust For Cultural Resources Revenue (Syracuse University Project)	5.000%	12/1/31	1,000	1,137
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/32	510	579
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/33	540	609
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/34	565	634
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/35	595	665
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/36	625	695
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/37	355	393
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/38	285	314
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/43	1,000	1,090
	Otsego County NY Capital Resource Corp. Revenue (Hartwick College)	4.000%	10/1/19	650	652
	Otsego County NY Capital Resource Corp. Revenue (Hartwick College)	5.000%	10/1/20	655	668
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/29	3,500	4,118
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/32	5,010	6,054
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/33	1,750	2,024
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/34	1,290	1,467
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/35	3,015	3,530
	Port Authority of New York & New Jersey Revenue	5.250%	7/15/36	4,000	4,235
	Port Authority of New York & New Jersey Revenue	4.000%	9/1/38	1,750	1,852
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	13,000	14,704
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/42	3,000	3,431
	Port Authority of New York & New Jersey Revenue	4.000%	9/1/43	10,000	10,412
	Port Authority of New York & New Jersey Revenue	5.000%	5/1/45	8,765	9,797
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/46	3,000	3,386
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/47	8,000	9,092
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/48	9,250	10,621
3	Port Authority of New York & New Jersey Revenue	5.250%	10/15/55	7,750	8,852

3	Port Authority of New York & New Jersey Revenue	5.250%	11/15/56		10,000	11,412
	Port Authority of New York & New Jersey Revenue	5.000%	4/15/57		2,000	2,226
	Port Authority of New York & New Jersey Revenue	5.000%	5/15/57		2,000	2,240
	Port Authority of New York & New Jersey Revenue	5.250%	11/15/57		11,450	13,206
	Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31		7,025	7,425
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/32		220	259
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/33		175	205
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/34		225	262
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/35		225	261
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/36		500	578
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/38		300	344
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/43		3,550	4,024
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/48		4,520	5,110
	St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/28		310	363
	St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/29		660	771
	St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/31		450	518
	St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/34		830	947
	St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/35		1,510	1,721
	St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/36		545	619
	St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/43		8,870	9,597
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	(Prere.)	1,570	1,690
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/28		14,180	15,106
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/28		1,500	1,673
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/29		3,000	3,330
	Suffolk County NY GO	5.000%	10/15/25	(4)	3,300	3,856

Suffolk County NY GO	5.000%	10/15/26	(4)	1,150	1,358
Suffolk County NY GO	4.000%	10/15/27	(15)	4,900	5,454
Suffolk County NY GO	4.000%	10/15/27	(4)	2,410	2,659
Suffolk County NY GO	4.000%	10/15/28	(15)	3,850	4,245
Suffolk County NY Judicial Facilities Agency Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33		7,900	8,592
Suffolk County NY Water Authority Water System Revenue	3.250%	6/1/43		580	545
Suffolk NY Tobacco Asset Securitization Corp. Revenue	5.000%	6/1/32		2,675	2,808
Suffolk NY Tobacco Asset Securitization Corp. Revenue	5.250%	6/1/37		3,300	3,478
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/26		2,790	3,203
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/28		4,650	5,324
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29		5,000	5,678
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/30		5,225	5,887
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/32		1,015	1,131
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/33		5,000	5,548
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34		6,000	6,621
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/36		5,835	6,378
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/41		7,500	7,946
Tompkins County NY Development Corp. Revenue (Ithaca College)	5.000%	7/1/32		1,555	1,783
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/29		2,620	1,908
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29		725	844
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30		2,230	2,675
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30		500	579
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/31		5,000	3,304
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31		3,010	3,527
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31		6,990	7,811
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31		5,000	6,366
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32		3,000	1,895
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33		1,540	1,810
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33		2,000	2,290
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34		3,145	3,681

Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35		5,000	5,939
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36		5,010	5,735
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37		2,500	2,852
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37		5,010	5,779
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/38		3,000	3,449
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/40		2,525	2,833
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/41		7,500	8,474
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42		7,500	8,585
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42		4,600	5,232
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/43		10,000	11,492
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/44		6,325	7,260
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/45		4,000	4,588
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/47		5,835	6,601
Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels)	4.000%	11/15/48		16,605	17,173
Triborough Bridge & Tunnel Authority New York Revenue VRDO	1.710%	3/1/19	LOC	600	600
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/23		1,000	1,127
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/24		1,000	1,150
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/25		1,000	1,170
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/26		1,000	1,174
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/27		1,600	1,865
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/28		1,000	1,159
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/30		1,840	1,916
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.125%	9/1/40		3,650	3,803
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/29		7,015	8,008
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/30		10,000	11,366
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/31		7,000	7,939
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32		9,650	10,922
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33		7,755	9,008

	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33		3,150	3,557
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34		5,185	5,848
3	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36		23,700	27,224
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/38		3,010	3,501
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/39		3,000	3,478
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/40		3,000	3,467
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/41		3,000	3,459
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/41		27,400	30,666
	Westchester County NY Health Care Corp. Revenue	6.000%	11/1/20	(Prere.)	85	91
	Westchester County NY Health Care Corp. Revenue	6.125%	11/1/20	(Prere.)	1,865	2,002
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/21		2,500	2,681
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/25		1,810	1,925
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30		11,710	12,301
	Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30		15	16
	Westchester County NY Health Care Corp. Revenue	6.125%	11/1/37		235	249
	Westchester County NY Local Development Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28		1,350	1,436
	Westchester County NY Local Development Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34		1,555	1,629
	Westchester County NY Local Development Corp. Revenue (Pace University)	5.000%	5/1/34		12,650	13,618
	Westchester County NY Local Development Corp. Revenue (Pace University)	5.500%	5/1/42		6,250	6,780
	Westchester County NY Local Development Corp. Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37		1,275	1,414
	Westchester County NY Local Development Corp. Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/47		1,045	1,140
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/27		1,000	1,142
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/28		1,000	1,135
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/29		1,000	1,128
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/34		2,500	2,748
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46		15,495	16,583
						4,544,181

Guam (0.2%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/27	450	497
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/29	1,000	1,089
Guam Power Authority Revenue	5.000%	10/1/31	5,980	6,653
				8,239
Total Tax-Exempt Municipal Bonds (Cost $4,437,434)				4,552,420
Total Investments (99.8%) (Cost $4,437,434)				4,552,420
Other Assets and Liabilities-Net (0.2%)				10,179
Net Assets (100%)				4,562,599

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $61,662,000, representing 1.4% of net assets.

2	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2019.
3	Securities with a value of $1,128,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

CMT - Constant Maturing Treasury Rate.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

PILOT – Payments in Lieu of Taxes.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

SIFMA - Securities Industry and Financial Markets Association.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

VRDO - Variable Rate Demand Obligation.

VRDP - Variable Rate Demand Preferred.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

New York Long-Term Tax-Exempt Fund

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2019	1,750	371,342	(243)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2019	(686)	(78,590)	127
10-Year U.S. Treasury Note	June 2019	(294)	(35,868)	148
30-Year U.S. Treasury Bond	June 2019	(37)	(5,345)	49
Ultra Long U.S. Treasury Bond	June 2019	(21)	(3,351)	40
				364
				121

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the

New York Long-Term Tax-Exempt Fund

latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Tax-Exempt Municipal Bonds	—	4,552,420	—
Futures Contracts—Assets[1]	177	—	—
Futures Contracts—Liabilities[1]	(164)	—	—
Total	13	4,552,420	—

1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 19, 2019

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 19, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.